UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS' INNER CIRCLE FUND III

Annual Report

Investec Global Franchise Fund

October 31, 2018

INVESTMENT ADVISER:
INVESTEC ASSET MANAGEMENT NORTH AMERICA, INC.

Investec
Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-IAM-USA1; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

SHAREHOLDERS’ LETTER

Dear Shareholder,

Market Background

After the strong returns of 2017, this year has seen volatility return to equity markets as a number of risks came to the fore. While the U.S. economy appears to be strong, talk of synchronised global growth has slowed, and the investment outlook has become less certain.

As the U.S. Federal Reserve continues to steadily hike rates on a path towards monetary policy ‘normalisation’, we see the market digest the impact of higher yields and the withdrawal of liquidity on asset prices. For companies trading on high multiples with hefty growth assumptions, the market can be unforgiving in the face of tightening monetary conditions and higher yields. Additionally, the strength of the dollar and the impact of tightening monetary conditions have already impacted emerging markets. We have seen volatility in the Argentine peso and Turkish lira, and further risks remain in more fragile emerging markets where tighter dollar funding conditions are likely to prove challenging for weaker borrowers.

Beyond the withdrawal of liquidity, the list of macro risks is long. Commodity price volatility, technological disruption, changing demographic trends, escalating trade wars and tariffs, and global debt levels can create challenges for investors.

Fund outlook and performance

The Fund aims to achieve long-term outperformance through investing in a concentrated number of high quality, attractively valued, well-run companies that have strong balance sheets and dominant, hard-to-replicate market positioning. We believe that the companies held in the portfolio will deliver positive long term-returns overall, while also offering some resilience during downturns in the global economic cycles.

The Fund proved resilient in the face of rising market volatility, leading it to clearly outperform its benchmark, MSCI ACWI NR Index, from inception on December 11 2017 to the end of October 2018.

Our overall exposure to IT was the main driver of outperformance. Global technology giants like Microsoft, Visa and internet domain registration company Verisign were among the top contributors as they each demonstrated solid revenue momentum. Growth at Microsoft was underpinned by the structural shift to cloud computing, which boosted demand for its Azure platform. Global payment provider Visa registered some significant growth in payment volumes, including

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

those higher-margin cross border transactions. On top of solid revenue momentum, Verisign shares also benefited from the company’s decision to simplify its capital structure, which greatly lifted investor sentiment towards the firm.

Media giant Twenty-First Century Fox was the largest stock-level outperformance contributor over the year as Disney and Comcast faced off in a bidding war for certain Fox assets. Disney improved its initial offer, in response to Comcast’s counter bid, outbidding its rival by nearly 10% with a US$38, per share split evenly between cash and stock.

Small business solutions firm Intuit and credit rating agency S&P Global also contributed positively. The latter firm’s growth was largely due to the steady pace of credit issuance globally, which significantly lifted issuance-related revenues.

More negatively, the Fund’s exposure to tobacco was a drag on relative performance. Over the past year, big tobacco has been negatively affected by reports pertaining to weaker-than-expected uptake of their ‘heat not burn’ NGP offerings. At the same time, these companies battled ever-stiffer competition from increasingly popular e-cigarette upstarts and the ever-present threat of increased regulation. Our holdings in Philip Morris International, Altria, Japan Tobacco and Imperial Brands were worst affected. We have subsequently sold out of Japan Tobacco to fund ideas that in our opinion offered better value-generation prospects.

Outlook

We believe that carefully selected quality companies, with long-term structural rather than short-term cyclical growth drivers, should be well-placed to perform well in 2019. We will continue to focus on finding these attractively valued quality companies, with demonstrably enduring competitive advantages that are able to continue to grow their cash flows into 2019 and beyond.

The information may discuss general market activity or industry trends and is not intended to be relied upon as a forecast, research or investment advice. The economic and market views presented herein reflect Investec Asset Management’s (‘Investec’) judgment as at the date shown and are subject to change without notice. There is no guarantee that views and opinions expressed will be correct, and Investec’s intentions to buy or sell particular securities in the future may change. The investment views, analysis and market opinions expressed may not reflect those of Investec as a whole, and different views may be expressed based on different investment objectives. This communication is based on internal data, public and third party sources. Although we believe the information to be reliable, we have not independently verified it, and we cannot guarantee its accuracy or completeness. Investec’s internal data may not be audited. Holdings are subject to change. Current and future holdings are subject to risk.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Definition of the Comparative Index

The MSCI ACWI (Net) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world and is calculated with dividends reinvested after deduction of withholding tax.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Comparison of Change in the Value of a $15,000 Investment in the Investec Global Franchise Fund, I Shares, versus the MSCI All Country World Index (Net)

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2018
Cumulative Inception to Date*
I Shares*	1.98%
A Shares**	-5.30%
MSCI All Country World Index (Net)	-2.58%

*	Fund commenced operations on December 11, 2017. The graph is based on I Shares only; Performance for A Shares would have been lower due to differences in fee structures.
**	Commenced operations on September 28, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Sector Weightings (unaudited) †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.7%
	Shares	Value
BELGIUM — 1.4%
Anheuser-Busch InBev ADR	6,200	$458,676

CHINA — 0.8%
NetEase ADR	1,404	291,821

GERMANY — 3.0%
Beiersdorf	9,649	999,262

IRELAND — 1.4%
Medtronic	5,200	467,064

ISRAEL — 3.0%
Check Point Software Technologies *	9,109	1,011,099

NETHERLANDS — 1.3%
ASML Holding	2,491	425,963

SOUTH KOREA — 1.6%
Samsung Electronics GDR (LSE)	532	496,356
Samsung Electronics GDR (NYSE)	20	18,604

		514,960

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value
SPAIN — 2.0%
Amadeus IT Group	8,534	$688,274

SWITZERLAND — 7.9%
Nestle	16,835	1,424,590
Roche Holding	5,169	1,259,491

		2,684,081

UNITED KINGDOM — 11.2%
GlaxoSmithKline	29,824	575,879
Imperial Brands	29,137	987,701
Reckitt Benckiser Group	14,342	1,160,547
Unilever	20,477	1,084,905

		3,809,032

UNITED STATES — 58.1%

Communication Services — 4.4%
Twenty-First Century Fox, Cl A	32,547	1,481,540

Consumer Discretionary — 5.0%
Booking Holdings *(1)	909	1,703,993

Consumer Staples — 7.5%
Altria Group	10,831	704,448
Colgate-Palmolive (1)	6,417	382,132
Philip Morris International (1)	16,695	1,470,329

		2,556,909

Financials — 10.7%
Charles Schwab	13,322	616,009
FactSet Research Systems	3,410	763,022
Moody’s	10,173	1,479,968
S&P Global	4,148	756,263

		3,615,262

Health Care — 6.7%
Becton Dickinson	2,819	649,780
Johnson & Johnson	11,461	1,604,425

		2,254,205

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

COMMON STOCK — concluded
	Shares	Value
Industrials — 1.7%
3M (1)	3,105	$590,758

Information Technology — 22.1%
Intuit	5,435	1,146,785
Microsoft	20,148	2,152,008
VeriSign *	11,495	1,638,497
Visa, Cl A (1)	18,697	2,577,381

		7,514,671

		19,717,338

Total Common Stock (Cost $30,926,528)		31,067,570

Total Investments — 91.7% (Cost $30,926,528)		$31,067,570

Percentages are based on Net Assets of $33,878,720.

*	Non-income producing security.
(1)	Represents a company categorized as a “non-United States company,” as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
LSE	London Stock Exchange
NYSE	New York Stock Exchange

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $30,926,528)	$31,067,570
Foreign Currency, at Value (Cost $11,994)	11,994
Cash	3,124,964
Receivable for Capital Shares Sold	100,000
Receivable due from Investment Adviser	27,477
Reclaim Receivable	15,085
Deferred Offering Costs — Note 2	7,352
Dividend and Interest Receivable	6,087
Unrealized Gain on Foreign Spot Currency Contracts	271
Prepaid Expenses	32,054

Total Assets	34,392,854

Liabilities:
Payable for Investment Securities Purchased	442,426
Audit Fees Payable	25,110
Payable due to Administrator	9,342
Payable due to Trustees	3,931
Chief Compliance Officer Fees Payable	3,121
Payable for Capital Shares Redeemed	416
Distribution Fees Payable (A Shares)	50
Other Accrued Expenses	29,738

Total Liabilities	514,134

Net Assets	$33,878,720

NET ASSETS CONSIST OF:
Paid-in Capital	$33,657,195
Total distributable earnings	221,525

Net Assets	$33,878,720

I Shares:
Net Assets	$33,481,085
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	3,284,794
Net Asset Value, Offering and Redemption Price Per Share	$10.19

A Shares:
Net Assets	$397,635
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	39,037
Net Asset Value, Offering and Redemption Price Per Share	$10.19

Maximum Offering Price Per Share ($10.19/94.25%)	$10.81

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND FOR THE PERIOD ENDED OCTOBER 31, 2018*

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$451,072
Less: Foreign Taxes Withheld	(22,541)

Total Investment Income	428,531

Expenses:
Investment Advisory Fees	192,712
Administration Fees — Note 4	85,725
Trustees’ Fees	14,600
Chief Compliance Officer Fees	5,888
Distribution Fees Payable (A Shares)	50
Legal Fees	68,500
Offering Costs — Note 2	58,098
Transfer Agent Fees	48,586
Audit Fees	25,110
Printing Fees	24,500
Registration and Filing Fees	12,630
Custodian Fees	12,512
Other Expenses	15,048

Total Expenses	563,959

Less:
Investment Advisory Fee Waiver	(192,712)
Reimbursement from Adviser	(166,428)
Fees Paid Indirectly — Note 4	(14)

Net Expenses	204,805

Net Investment Income	223,726

Net Realized Loss on:
Investments	(119,727)
Foreign Currency Transactions	(4,250)

Net Realized Loss	(123,977)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	141,042
Foreign Currency Translation	(501)

Net Change in Unrealized Appreciation (Depreciation)	140,541

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	16,564

Net Increase in Net Assets Resulting from Operations	$240,290

* Commenced operations on December 11, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2018 *
Operations:
Net Investment Income	$ 223,726
Net Realized Loss on Investments and Foreign Currency Transactions	(123,977)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translation	140,541

Net Increase in Net Assets Resulting From Operations	240,290

Distributions:
I Shares	(18,765)

Total Distributions	(18,765)

Capital Share Transactions:
I Shares:
Issued	33,769,559
Reinvestment of Distributions	18,765
Redeemed	(529,246)

Increase from I Shares Capital Share transactions	33,259,078

A Shares:
Issued	399,209
Redeemed	(1,092)

Increase from A Shares Capital Share transactions	398,117

Net Increase in Net Assets From Capital Share Transactions	33,657,195

Total Increase in Net Assets	33,878,720

Net Assets:
Beginning of Period	–

End of Period	$ 33,878,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2018 *
Shares Transactions:
I Shares:
Issued	3,333,177
Reinvestment of Distributions	1,873
Redeemed	(50,256)

Increase in Shares Outstanding from I Shares Transactions	3,284,794

A Shares:
Issued	39,145
Redeemed	(108)

Increase in Shares Outstanding from A Shares Transactions	39,037

Net Increase in Shares Outstanding From Share Transactions	3,323,831

*	I Shares commenced operations on December 11, 2017. A Shares commenced operations on September 28, 2018

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

	I Shares
	Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.08
Net Realized and Unrealized Gain	0.12

Total from Investment Operations	0.20

Dividends and Distributions:
Net Investment Income	(0.01)

Total Dividends and Distributions	(0.01)

Net Asset Value, End of Period	$10.19

Total Return†	1.98%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$33,481
Ratio of Expenses to Average Net Assets	0.85	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.10	%††
Ratio of Net Investment Income to Average Net Assets	0.93	%††
Portfolio Turnover Rate	9	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on December 11, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

	A Shares
	Period Ended October 31, 2018(1)
Net Asset Value, Beginning of Period	$10.76

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.01)
Net Realized and Unrealized Gain	(0.56)

Total from Investment Operations	(0.57)

Net Asset Value, End of Period	$10.19

Total Return†	(5.30)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$398
Ratio of Expenses to Average Net Assets	1.15	%††(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	3.35	%††
Ratio of Net Investment Loss to Average Net Assets	(1.00	)%††
Portfolio Turnover Rate	9	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on September 28, 2018.
(2)	Ratio reflects the impact of low level of average net assets. Under normal asset levels, ratio would have been 1.10%.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 23 funds. The financial statements herein are those of the Investec Global Franchise Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth. The Fund is classified as a non-diversified investment company. Investec Asset Management North America, Inc. serves as the Fund’s investment adviser (the “Adviser”). The Fund commenced operations on December 11, 2017, and currently offers Class I Shares (effective as of December 11, 2017) and Class A Shares (effective as of September 28, 2018). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

For the period ended October 31, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of legal, printing and registration fees, are being amortized to expense over twelve months. As of October 31, 2018, the Fund had $7,352 remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended October 31, 2018, the Fund paid $85,725 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the period ended October 31, 2018, the Fund earned cash management credits of $14 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.85% of the average daily net assets of the Fund’s I Shares and A Shares until February 28, 2019 (the “Expense Limitation”) and 1.00% of the average daily net assets of the Fund’s A Shares during the period from March 1, 2019 through February 28, 2020. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020. As of October 31, 2018, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $301,042 expiring in 2021.

6. Investment Transactions:

For the period ended October 31, 2018, the Fund made purchases of $33,225,955 and sales of $2,387,010 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature,

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

Accordingly, the following permanent differences, which are primarily attributable to foreign exchange gain/loss, have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$(4,250)	$4,250

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared for the Fund during the year ended October 31, 2018 was as follows:

	Ordinary Income	Total
2018	$ 18,765	$ 18,765

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$200,711
Short-Term Capital Loss Carryforwards	(119,727)
Unrealized Appreciation	140,541

Total Distributable Earnings	$221,525

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and retain their character as either short-term or long-term capital losses. The Fund has $119,727 of short-term capital loss carryforwards as of October 31, 2018.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at October 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$30,926,528	$1,716,392	$(1,575,851)	$140,541

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Foreign Company Risk — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid.

Foreign Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk — The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

9. Other:

At October 31, 2018, 94.5% of I Shares outstanding were held by three record shareholders and 97.6% of A Shares outstanding were held by two record shareholders, owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders. 71.79% of I Shares outstanding were held by an affiliate of the Adviser.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

11. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of October 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The Advisors’ Inner Circle Fund III and Shareholders of

Investec Global Franchise Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, of Investec Global Franchise Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedule of investments, as of October 31, 2018, and the related statements of operations, changes in net assets and financial highlights for the period December 11, 2017 (commencement of operations) through October 31, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund III) at October 31, 2018, the results of its operations, the changes in its net assets and its financial highlights for the period December 11, 2017 (commencement of operations) through October 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Investec Asset Management North America, Inc. investment companies since 2017.

Philadelphia, Pennsylvania

December 28, 2018

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2018 to October 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Annualized Expense Ratios	Expenses Paid During Period
Investec Global Franchise Fund — I Shares
Actual Portfolio Return	$1,000.00	$1,032.40	0.85%	$4.35*
Hypothetical 5% Return	1,000.00	1,020.92	0.85	4.33*
Investec Global Franchise Fund — A Shares
Actual Portfolio Return	$1,000.00	$947.00	1.15%	1.01**
Hypothetical 5% Return	1,000.00	1,019.41	1.15	5.85*

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown.)

**	Expenses are equal to the Fund’s annualized expense, multiplied by the average account value over the period, multiplied by 33/365 (to reflect the period since inception.)

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES 2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (Since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee and Lead Independent Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY C. NADEL (Born: 1958)	Trustee (Since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 - 2001.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 23 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be deemed to be an “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-IAM-USA1. The following chart lists Trustees and Officers as of October 31, 2018.

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of Rochdale Investment Trust to 2013. Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

4

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]
RANDALL S. YANKER (Born: 1960)	Trustee (Since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis, & Bockius LLP from 2006 to 2010.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 23 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Other Directorships Held in the Past Five Years[2]

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

None.
None.
None.
None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)

RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (Since 2015) Anti-Money Laundering Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

Other Directorships Held in the Past Five Years

None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND III	INVESTEC GLOBAL FRANCHISE FUND OCTOBER 31, 2018

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Fund is designating the following items with regard to distributions paid during the year.

Ordinary Income Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
100.00%	0.00%	100.00%	85.18%	100.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

Investec Global Franchise Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-IAM-USA1

Investment Adviser:

Investec Asset Management North America, Inc.

666 Fifth Avenue, 37th Floor

New York, NY 10103

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

INV-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Thomas Lemke and Jay Nadel, and each of Messrs. Lemke and Nadel is considered to be “independent” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$378,215	None	None	$335,100	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$60,000(2)	None	None	$270,028
(d)	All Other Fees	None	None	$10,000	None	None	$14,003

(2)	Tax return preparation fees for affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$82,560	None	None	$26,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$63,500	None	None	$26,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1) Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $70,000 and $284,031 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*	Print the name and title of each signing officer under his or her signature.